Long-Term Government Loan Payable and Government Grant (Details) $ in Thousands, $ in Thousands	Nov. 24, 2020 CAD ($) installment	Dec. 31, 2022	Nov. 30, 2020 USD ($)
Long-Term Government Loan Payable and Government Grant
Interest rate		6.95%
Contribution agreement with the FedNor
Long-Term Government Loan Payable and Government Grant
Financing related to the recommissioning and expansion of the Refinery	$ 5,000
Interest rate	0.00%
Number of equal quarterly instalments | installment	19
Discount rate	7.00%
Contribution agreement with the NOHFC
Long-Term Government Loan Payable and Government Grant
Financing related to the recommissioning and expansion of the Refinery			$ 5,000